Summary of Significant Accounting Policies - Summary of Estimated Useful Life of Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2018
Bottom of range [member] | Buildings [member]
Disclosure Of Property Plant And Equipment Estimated Useful Life [line items]
Property, plant and equipment, estimated useful life	3 years
Bottom of range [member] | Machinery [member]
Disclosure Of Property Plant And Equipment Estimated Useful Life [line items]
Property, plant and equipment, estimated useful life	4 years
Bottom of range [member] | Vehicles [member]
Disclosure Of Property Plant And Equipment Estimated Useful Life [line items]
Property, plant and equipment, estimated useful life	2 years
Bottom of range [member] | Furniture and fixture [member]
Disclosure Of Property Plant And Equipment Estimated Useful Life [line items]
Property, plant and equipment, estimated useful life	2 years
Bottom of range [member] | Other equipment [member]
Disclosure Of Property Plant And Equipment Estimated Useful Life [line items]
Property, plant and equipment, estimated useful life	2 years
Top of range [member] | Buildings [member]
Disclosure Of Property Plant And Equipment Estimated Useful Life [line items]
Property, plant and equipment, estimated useful life	33 years
Top of range [member] | Machinery [member]
Disclosure Of Property Plant And Equipment Estimated Useful Life [line items]
Property, plant and equipment, estimated useful life	10 years
Top of range [member] | Vehicles [member]
Disclosure Of Property Plant And Equipment Estimated Useful Life [line items]
Property, plant and equipment, estimated useful life	10 years
Top of range [member] | Furniture and fixture [member]
Disclosure Of Property Plant And Equipment Estimated Useful Life [line items]
Property, plant and equipment, estimated useful life	10 years
Top of range [member] | Other equipment [member]
Disclosure Of Property Plant And Equipment Estimated Useful Life [line items]
Property, plant and equipment, estimated useful life	10 years